INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current
Other financial assets-Current	$ 12,135,020	$ 5,401,133	$ 11,161,398
Non-current
Other financial assets - Non-current	444,909	619,841	1,097,462
Restricted short-term deposits
Current
Other financial assets-Current	212,703	265,123	425,976
US Treasury bills
Current
Other financial assets-Current	9,163,298		7,885,937
Mutual funds
Current
Other financial assets-Current	1,596,539	2,913,519
Other investments
Current
Other financial assets-Current	1,162,480	2,222,491	2,849,485
Non-current
Other financial assets - Non-current	274	174,971	742,211
Shares of Bioceres S.A.
Non-current
Other financial assets - Non-current	$ 444,635	$ 444,870	$ 355,251